Financial Instruments and Risk Management - Schedule of Credit Exposure (Parenthetical) (Details) R$ in Millions	Dec. 31, 2024 BRL (R$)
Disclosure of financial instruments by type of interest rate [line items]
Minimum equity required for concession of credit	R$ 800
A1 rating [member] | Federal risk [member] | Maximum [Member]
Disclosure of financial instruments by type of interest rate [line items]
Minimum equity required for concession of credit	10,000
A2 Rating [member] | Federal risk [member] | Minimum [Member]
Disclosure of financial instruments by type of interest rate [line items]
Minimum equity required for concession of credit	5,000
A2 Rating [member] | Federal risk [member] | Maximum [Member]
Disclosure of financial instruments by type of interest rate [line items]
Minimum equity required for concession of credit	10,000
A3 rating [member] | Federal risk [member] | Minimum [Member]
Disclosure of financial instruments by type of interest rate [line items]
Minimum equity required for concession of credit	2,000
A3 rating [member] | Federal risk [member] | Maximum [Member]
Disclosure of financial instruments by type of interest rate [line items]
Minimum equity required for concession of credit	5,000
A 4 Rating [Member] | Federal risk [member] | Minimum [Member]
Disclosure of financial instruments by type of interest rate [line items]
Minimum equity required for concession of credit	800
A 4 Rating [Member] | Federal risk [member] | Maximum [Member]
Disclosure of financial instruments by type of interest rate [line items]
Minimum equity required for concession of credit	R$ 2,000